SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH

10. SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH

	As of December 31,
	2017	2018
	RMB	RMB
East West Bank loan	98,234,207	99,978,003
Bank of China loan	10,000,000	20,000,000
SPD Silicon Valley Bank loan	60,000,000	60,000,000
Short-term bank borrowings	168,234,207	179,978,003

In December 2015 and March 2016, Jiangsu Xiaoniu Diandong Technology Co., Ltd. ("Jiangsu Xiaoniu"), a subsidiary of Beijing Niudian, entered into two line-of-credit agreements with East West Bank that provides a one-year term revolving credit facility up to RMB100,000,000 in aggregate with interest rate of 2.8% per annum. All drawdowns are due one year from the drawdown date. To collateralize these lines of credits, the Company and Niu Technologies Group Limited, a subsidiary of the Company incorporated in Hong Kong S.A.R., made deposits of US$16,000,000 in aggregate at East West Bank. In November 2016, the Group signed amended agreements with East West Bank and extended the maturity date of both lines of credits and their collateral to May 29, 2018. In December 2017, the Group further signed amended agreements with East West Bank and extended the maturity date of both lines of credits and their collateral to December 23, 2018 and increased the interest rate to 4.5% per annum. In October 2018, the Group further signed amended agreements with East West Bank and extended the maturity date of both lines of credits to April 15, 2020 and increased the interest rate to 4.75% per annum. The Group can apply for withdrawing the restricted cash when borrowing drawdowns are repaid. As of December 31, 2017 and 2018, total outstanding balances of these loans were RMB98,234,207 and RMB99,978,003, respectively. Total outstanding balances of restricted cash were equivalent to RMB104,547,200 and RMB109,811,200, respectively, and was classified as current assets.

In August 2017, Jiangsu Xiaoniu Diandong Technology Co., Ltd. (“Jiangsu Xiaoniu”) entered into a short-term bank borrowing agreement with Bank of China (the "2017 BOC Loan") that provides a six‑month RMB10,000,000 loan bearing interest at 4.5675% per annum. Mr. Yi’nan Li, the founder and a board member of the Company until June 8, 2018, Mr. Changlong Sheng, a shareholder the Company, Beijing Niudian and its subsidiary Shanghai Niudian Trading Co., Ltd., and Jiangsu Xiaoniu’s subsidiary Changzhou Niudian International Trading Co., Ltd. provided joint liability guaranties for the loan. On February 5, 2018, Jiangsu Xiaoniu fully repaid the 2017 BOC Loan. On February 8, 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest rate at 4.5675% per annum, from Bank of China (the "2018 BOC Loan"). The guaranties for this loan are as same as the 2017 BOC Loan. The loan was fully repaid by Jiangsu Xiaoniu in December 2018. In December 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China (the "2019 BOC Loan"). The guarantees for this loan are the same as for the previous loan in February 2018. As of December 31, 2018, the outstanding balance of this loan was RMB20,000,000.

In November 2017, Jiangsu Xiaoniu entered into a line-of-credit agreement with SPD Silicon Valley Bank that provides a one-year term credit facility of up to RMB60,000,000. The interest rate of the loan is at standard rate published by People’s Bank of China. To collateralize this line of credit, the Company made deposits of US$10,000,000 at the bank which will remain restricted until February 7, 2019. In November 2018, the line-of-credit agreement was amended to extend the maturity date to March 15, 2019. The Company continued the deposits of US$10,000,000 at the bank which remained restricted until March 14, 2019. This line of credit contains certain financial and nonfinancial covenants. As of December 31, 2017 and 2018, Jiangsu Xiaoniu was in compliance with the covenants and the outstanding balance was both RMB60,000,000 bearing interest at 4.35% per annum. Outstanding balance of current restricted cash as of December 31, 2017 and 2018 was nil and RMB69,451,514. Outstanding balance of non-current restricted cash as of December 31, 2017 and 2018 was RMB65,342,000 and nil, respectively.